UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2016 (Unaudited)

Deutsche Enhanced Global Bond Fund

		Principal Amount ($) (a)	Value ($)
Bonds 87.4%
Australia 0.7%
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		200,000	221,512
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		200,000	200,342
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		50,000	44,855
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		80,000	78,806
(Cost $545,994)			545,515
Bermuda 0.3%
Digicel Group Ltd., 144A, 7.125%, 4/1/2022		300,000	223,650
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		30,000	25,050
144A, 8.5%, 10/15/2022		15,000	13,912
(Cost $355,500)			262,612
British Virgin Islands 0.5%
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020 (Cost $461,035)		500,000	375,000
Canada 0.9%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		15,000	15,075
Bombardier, Inc., 144A, 5.75%, 3/15/2022		205,000	140,425
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		5,000	5,019
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		15,000	13,050
Manulife Financial Corp., 4.9%, 9/17/2020		40,000	44,141
Masonite International Corp., 144A, 5.625%, 3/15/2023		25,000	25,625
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		10,000	9,913
MEG Energy Corp., 144A, 7.0%, 3/31/2024		25,000	13,062
Open Text Corp., 144A, 5.625%, 1/15/2023		25,000	24,875
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	15,094
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		50,000	47,156
144A, 5.875%, 5/15/2023		45,000	40,275
144A, 6.125%, 4/15/2025		130,000	116,837
144A, 7.5%, 7/15/2021		120,000	119,025
Yamana Gold, Inc., 4.95%, 7/15/2024		160,000	127,661
(Cost $911,911)			757,233
Cayman Islands 0.5%
Noble Holding International Ltd., 4.0%, 3/16/2018		10,000	7,977
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		60,000	40,761
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		200,000	192,000
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		135,000	143,100
(Cost $418,471)			383,838
Chile 0.5%
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025 (b)		200,000	191,570
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		200,000	173,147
(Cost $394,166)			364,717
Costa Rica 0.2%
Republic of Costa Rica, 144A, 7.158%, 3/12/2045 (Cost $184,848)		200,000	168,000
Dominican Republic 0.6%
Dominican Republic, 144A, 5.5%, 1/27/2025 (Cost $559,625)		550,000	517,000
El Salvador 0.3%
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	79,500
144A, 7.65%, 6/15/2035		200,000	157,500
(Cost $312,000)			237,000
France 0.6%
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 10/15/2020		240,000	243,831
Societe Generale SA, 144A, 2.625%, 9/16/2020		210,000	212,201
(Cost $452,185)			456,032
Germany 7.2%
Federal Republic of Germany, Series 172, REG S, 0.25%, 10/16/2020	EUR	5,000,000	5,558,609
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		200,000	209,116
(Cost $5,966,612)			5,767,725
Hungary 0.4%
Republic of Hungary:
4.0%, 3/25/2019		200,000	207,900
Series 19/A, 6.5%, 6/24/2019	HUF	23,200,000	92,842
(Cost $313,457)			300,742
India 0.3%
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025 (Cost $256,572)		250,000	247,380
Indonesia 0.4%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	97,649
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.325%, 5/28/2025		200,000	194,522
(Cost $299,707)			292,171
Ireland 0.4%
AerCap Ireland Capital Ltd., 3.75%, 5/15/2019		140,000	137,900
GE Capital International Funding Co., 144A, 4.418%, 11/15/2035		210,000	215,571
(Cost $356,903)			353,471
Israel 0.3%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023 (Cost $253,750)		250,000	247,905
Italy 0.3%
Intesa Sanpaolo SpA, 2.375%, 1/13/2017 (Cost $210,844)		210,000	210,804
Japan 5.9%
Japan Government Five Year Bond, Series 124, 0.1%, 6/20/2020 (Cost $4,609,039)	JPY	571,950,000	4,757,581
Kazakhstan 0.3%
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023 (Cost $243,243)		250,000	202,500
Luxembourg 0.9%
Actavis Funding SCS, 4.75%, 3/15/2045		30,000	29,998
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023		290,000	231,275
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		75,000	65,063
144A, 4.875%, 4/15/2020		20,000	19,150
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	169,980
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		200,000	205,258
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		15,000	15,450
(Cost $837,310)			736,174
Malaysia 2.4%
Government of Malaysia, 144A, 3.043%, 4/22/2025 (b) (Cost $2,000,000)		2,000,000	1,958,360
Mexico 6.4%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	10,000,000	534,300
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		200,000	215,300
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		500,000	471,875
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		400,000	365,500
United Mexican States:
4.6%, 1/23/2046		200,000	177,500
Series M, 4.75%, 6/14/2018	MXN	60,400,000	3,357,964
(Cost $6,724,089)			5,122,439
Namibia 0.6%
Republic of Namibia, 144A, 5.25%, 10/29/2025 (Cost $495,215)		500,000	462,500
Netherlands 0.7%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		500,000	522,749
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		45,000	43,959
(Cost $590,110)			566,708
Paraguay 0.3%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017 (Cost $218,750)		200,000	201,575
Peru 1.6%
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	508,600
Republic of Peru, 2.75%, 1/30/2026	EUR	750,000	804,350
(Cost $1,345,671)			1,312,950
Portugal 0.6%
Portugal Obrigacoes do Tesouro, REG S, 144A, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	510,906
Romania 1.4%
Government of Romania, 144A, 2.75%, 10/29/2025 (Cost $1,124,686)	EUR	1,000,000	1,105,075
Russia 0.4%
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		200,000	200,532
Vnesheconombank, 144A, 6.902%, 7/9/2020		150,000	149,505
(Cost $340,665)			350,037
Slovenia 0.5%
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	211,498
144A, 5.5%, 10/26/2022		200,000	225,223
(Cost $417,518)			436,721
South Africa 0.8%
Republic of South Africa:
Series R186, 10.5%, 12/21/2026	ZAR	5,200,000	355,925
Series R186, 10.5%, 12/21/2026	ZAR	4,600,000	314,857
(Cost $920,484)			670,782
Sri Lanka 1.1%
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	453,750
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	190,226
144A, 6.85%, 11/3/2025		280,000	254,771
(Cost $981,500)			898,747
Sweden 0.3%
Nordea Bank AB, 144A, 2.5%, 9/17/2020 (Cost $209,580)		210,000	211,222
Turkey 0.6%
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		250,000	246,476
Turkiye Garanti Bankasi AS, 144A, 4.75%, 10/17/2019		210,000	210,000
(Cost $458,966)			456,476
United Kingdom 0.9%
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		240,000	255,912
Ensco PLC:
4.7%, 3/15/2021		40,000	26,595
5.75%, 10/1/2044		20,000	11,400
HSBC Holdings PLC, 6.375%, 12/29/2049		210,000	202,358
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		240,000	238,572
(Cost $752,003)			734,837
United States 47.3%
21st Century Fox America, Inc.:
3.7%, 10/15/2025		30,000	29,867
4.95%, 10/15/2045		20,000	19,279
AbbVie, Inc.:
3.6%, 5/14/2025		50,000	50,031
4.7%, 5/14/2045		60,000	58,868
Actavis, Inc., 3.25%, 10/1/2022		80,000	79,754
ADT Corp., 3.5%, 7/15/2022 (b)		25,000	22,562
Alere, Inc., 144A, 6.375%, 7/1/2023		25,000	23,625
Altria Group, Inc., 9.95%, 11/10/2038		100,000	161,530
AmeriGas Finance LLC, 6.75%, 5/20/2020		30,000	29,700
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		75,000	77,668
Anthem, Inc., 3.3%, 1/15/2023		30,000	29,618
Apollo Investment Corp., 5.25%, 3/3/2025		60,000	59,287
Apple, Inc., 3.45%, 2/9/2045		30,000	25,031
Ares Capital Corp., 3.875%, 1/15/2020		100,000	101,865
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		25,000	21,750
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		25,000	25,500
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	21,250
AT&T, Inc.:
3.4%, 5/15/2025		170,000	162,865
4.125%, 2/17/2026 (c)		45,000	44,970
4.35%, 6/15/2045		40,000	33,278
5.6%, 2/15/2047 (c)		40,000	39,906
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		5,000	5,038
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		30,000	31,087
Boyd Gaming Corp., 6.875%, 5/15/2023		20,000	20,300
Burlington Northern Santa Fe LLC, 4.7%, 9/1/2045		30,000	30,508
Capital One NA, 2.95%, 7/23/2021		260,000	259,004
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		30,000	20,962
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		50,000	46,326
(REIT), 5.25%, 12/1/2023		80,000	78,515
CCO Safari II LLC:
144A, 3.579%, 7/23/2020		50,000	50,282
144A, 4.908%, 7/23/2025		30,000	30,030
CDW LLC, 6.0%, 8/15/2022		55,000	57,819
Celgene Corp., 3.875%, 8/15/2025		90,000	90,853
Chiquita Brands International, Inc., 7.875%, 2/1/2021		8,000	8,480
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		16,660	16,743
Citigroup, Inc.:
1.136% *, 5/1/2017		150,000	149,355
4.05%, 7/30/2022		50,000	50,968
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		30,000	28,875
CommScope, Inc., 144A, 4.375%, 6/15/2020 (b)		15,000	15,263
Cott Beverages, Inc.:
5.375%, 7/1/2022		60,000	58,200
6.75%, 1/1/2020		25,000	25,750
Credit Suisse Commercial Mortgage Trust, "A3", Series 2006-C3, 6.007% *, 6/15/2038		23,298	23,317
Crown Castle International Corp., 3.4%, 2/15/2021 (c)		35,000	35,202
CVS Health Corp., 5.125%, 7/20/2045		60,000	64,469
CyrusOne LP, 6.375%, 11/15/2022		40,000	40,600
D.R. Horton, Inc., 4.0%, 2/15/2020		10,000	10,125
Dana Holding Corp., 5.5%, 12/15/2024		25,000	22,453
Delphi Corp., 5.0%, 2/15/2023		20,000	20,900
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		30,000	19,001
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	8,750
DIRECTV Holdings LLC, 3.8%, 3/15/2022		30,000	30,310
Discovery Communications LLC, 4.875%, 4/1/2043		30,000	23,867
DISH DBS Corp., 4.25%, 4/1/2018		25,000	25,031
E*TRADE Financial Corp., 4.625%, 9/15/2023		25,000	24,625
EarthLink Holdings Corp., 7.375%, 6/1/2020		20,000	20,100
EnerSys, 144A, 5.0%, 4/30/2023		5,000	4,925
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		50,000	48,952
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.722% *, 2/25/2025		1,000,000	946,966
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		730,411	75,560
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		459,754	66,826
5.5%, 6/1/2035		1,140,595	1,274,572
"SP", Series 4047, Interest Only, 6.225% **, 12/15/2037		489,403	65,837
"JS", Series 3572, Interest Only, 6.375% **, 9/15/2039		457,089	69,152
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		322,030	57,305
4.0%, 8/1/2042 (c)		8,000,000	8,546,786
5.5%, 8/1/2037		603,967	680,274
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		70,000	71,295
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021		90,000	98,008
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN2, 4.022% *, 4/25/2024		500,000	448,515
FS Investment Corp., 4.75%, 5/15/2022		80,000	78,898
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,525
General Motors Financial Co., Inc., 3.2%, 7/13/2020		100,000	98,072
Glencore Funding LLC, 144A, 4.625%, 4/29/2024 (b)		20,000	13,580
Global Partners LP, 7.0%, 6/15/2023		35,000	25,200
Government National Mortgage Association:
"HX", Series 2012-91, 3.0%, 9/20/2040		342,656	353,592
"GC", Series 2010-101, 4.0%, 8/20/2040		300,000	331,734
"ME", Series 2014-4, 4.0%, 1/16/2044		800,000	883,342
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		441,098	50,420
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		1,132,980	50,161
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		381,671	57,225
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		788,317	46,010
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		853,083	30,740
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		349,478	59,564
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		443,602	81,698
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		305,202	50,516
7.0%, 1/15/2029		13,493	13,687
7.0%, 1/15/2029		7,702	7,857
7.0%, 1/15/2029		6,061	6,720
7.0%, 2/15/2029		6,271	6,978
7.0%, 2/15/2029		9,958	10,212
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		60,000	61,339
Group 1 Automotive, Inc., 5.0%, 6/1/2022 (b)		30,000	28,537
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020 (b)		50,000	50,129
144A, 4.9%, 10/15/2025		70,000	66,627
Hexion, Inc., 6.625%, 4/15/2020		60,000	46,500
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		30,000	23,175
Hilton U.S.A. Trust, "DFL", Series 2013-HLF, 144A, 3.18% *, 11/5/2030		571,230	569,193
Hologic, Inc., 144A, 5.25%, 7/15/2022		15,000	15,525
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		90,000	92,946
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		15,000	13,425
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		60,000	64,650
Hyundai Capital America, 144A, 3.0%, 10/30/2020		90,000	90,719
IMS Health, Inc., 144A, 6.0%, 11/1/2020		20,000	20,660
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		30,000	26,175
Informatica LLC, 144A, 7.125%, 7/15/2023		10,000	8,950
Jefferies Group LLC, 5.125%, 4/13/2018		80,000	83,080
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	131,042
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		715,951	750,013
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		497,593	506,813
Kinder Morgan Energy Partners LP, 6.375%, 3/1/2041		10,000	8,035
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		40,000	39,676
KLA-Tencor Corp., 4.65%, 11/1/2024		20,000	20,259
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		539,203	555,666
Legg Mason, Inc., 5.625%, 1/15/2044		50,000	48,169
LifePoint Health, Inc., 5.875%, 12/1/2023		30,000	31,125
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		30,000	31,500
Loews Corp., 4.125%, 5/15/2043		40,000	36,762
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		20,000	18,772
Mediacom Broadband LLC, 6.375%, 4/1/2023		10,000	9,700
Memorial Resource Development Corp., 5.875%, 7/1/2022		35,000	26,250
Meritor, Inc., 6.75%, 6/15/2021		15,000	13,125
MGM Resorts International:
6.625%, 12/15/2021		200,000	205,500
6.75%, 10/1/2020		15,000	15,600
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		30,000	24,300
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		30,000	28,401
Morgan Stanley, Series F, 5.625%, 9/23/2019		240,000	264,346
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		30,000	31,260
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		50,000	51,770
Newfield Exploration Co., 5.375%, 1/1/2026		20,000	16,100
NGL Energy Partners LP, 5.125%, 7/15/2019		30,000	21,900
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		20,000	20,175
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		5,000	2,800
NRG Energy, Inc., 6.25%, 5/1/2024 (b)		160,000	127,600
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		20,000	11,600
6.875%, 1/15/2023		10,000	5,700
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		60,000	60,902
Oshkosh Corp., 5.375%, 3/1/2025		5,000	4,950
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		852,838	849,376
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		25,000	24,062
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		15,000	15,900
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		5,000	5,175
Plantronics, Inc., 144A, 5.5%, 5/31/2023		10,000	10,075
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		25,000	23,937
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		35,000	27,475
Ply Gem Industries, Inc., 6.5%, 2/1/2022		15,000	13,013
Range Resources Corp., 144A, 4.875%, 5/15/2025		25,000	20,250
Realty Income Corp., (REIT), 2.0%, 1/31/2018		60,000	60,218
Regency Energy Partners LP, 5.0%, 10/1/2022		20,000	16,806
Reynolds American, Inc., 5.85%, 8/15/2045		30,000	33,273
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		350,000	350,437
Rice Energy, Inc., 7.25%, 5/1/2023		5,000	3,838
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		20,000	18,275
Rowan Companies, Inc., 5.85%, 1/15/2044		30,000	15,785
RSP Permian, Inc.:
6.625%, 10/1/2022		30,000	26,700
144A, 6.625%, 10/1/2022		10,000	8,900
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		5,000	5,025
Santander Holdings U.S.A., Inc., 4.5%, 7/17/2025		160,000	165,352
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,600
Select Income REIT, (REIT), 4.15%, 2/1/2022		60,000	58,494
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021 (b)		10,000	10,025
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		20,000	20,850
Smithfield Foods, Inc., 6.625%, 8/15/2022		2,000	2,103
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		15,000	15,375
Springs Industries, Inc., 6.25%, 6/1/2021		25,000	24,625
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		25,000	16,812
144A, 7.0%, 3/1/2020 (b)		40,000	38,400
Sprint Corp., 7.125%, 6/15/2024		110,000	74,250
Starz LLC, 5.0%, 9/15/2019		15,000	15,300
Stryker Corp., 3.375%, 11/1/2025		40,000	39,730
Suburban Propane Partners LP, 5.75%, 3/1/2025		20,000	16,600
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		40,000	28,261
Sunoco LP:
144A, 5.5%, 8/1/2020		15,000	14,063
144A, 6.375%, 4/1/2023		20,000	18,450
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		30,000	29,468
T-Mobile U.S.A., Inc., 6.375%, 3/1/2025		62,000	62,155
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		15,000	11,475
Talos Production LLC, 144A, 9.75%, 2/15/2018		15,000	5,250
Tenet Healthcare Corp.:
144A, 4.012% *, 6/15/2020		25,000	24,562
6.25%, 11/1/2018		70,000	74,025
6.75%, 6/15/2023 (b)		50,000	46,250
Tesoro Corp., 4.25%, 10/1/2017		15,000	15,300
The Gap, Inc., 5.95%, 4/12/2021		170,000	176,764
The Goldman Sachs Group, Inc., 1.061% *, 6/4/2017		100,000	99,728
The WhiteWave Foods Co., 5.375%, 10/1/2022		20,000	21,250
Time Warner Cable, Inc., 7.3%, 7/1/2038		50,000	53,127
Tronox Finance LLC:
6.375%, 8/15/2020		25,000	15,438
144A, 7.5%, 3/15/2022		30,000	18,075
U.S. Treasury Bill, 0.215% ***, 2/11/2016 (d)		1,243,000	1,242,928
U.S. Treasury Bonds:
2.875%, 8/15/2045		5,000	5,110
3.0%, 5/15/2045		5,000	5,240
3.125%, 8/15/2044		109,000	117,269
U.S. Treasury Inflation-Indexed Note, 0.375%, 7/15/2025		1,704,346	1,684,218
U.S. Treasury Notes:
1.0%, 8/31/2016 (e)		6,586,000	6,602,788
1.0%, 9/30/2016		500,000	501,426
1.75%, 12/31/2020		45,000	45,888
2.0%, 8/15/2025		85,000	85,531
2.25%, 11/15/2025		520,000	534,849
2.5%, 5/15/2024		1,470,000	1,546,314
United Rentals North America, Inc.:
4.625%, 7/15/2023		20,000	19,400
6.125%, 6/15/2023 (b)		20,000	19,250
7.625%, 4/15/2022		245,000	252,044
UnitedHealth Group, Inc., 3.75%, 7/15/2025		40,000	41,627
Valeant Pharmaceuticals International, Inc., 144A, 6.375%, 10/15/2020		40,000	38,400
Verizon Communications, Inc.:
3.5%, 11/1/2024 (b)		60,000	59,496
4.672%, 3/15/2055		70,000	58,857
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		50,000	44,272
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (b)		25,000	15,688
6.25%, 4/1/2023		120,000	75,000
Williams Partners LP, 4.0%, 11/15/2021		90,000	68,010
Windstream Services LLC, 7.75%, 10/15/2020 (b)		375,000	310,312
WPX Energy, Inc., 8.25%, 8/1/2023		35,000	22,400
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021 (b)		10,000	10,050
144A, 5.625%, 10/1/2024		5,000	4,975
XPO Logistics, Inc., 144A, 6.5%, 6/15/2022 (b)		30,000	26,850
Zayo Group LLC:
6.0%, 4/1/2023		20,000	19,550
6.375%, 5/15/2025		35,000	33,950
(Cost $38,642,474)			37,916,826
Uruguay 0.0%
Republic of Uruguay, 5.1%, 6/18/2050 (Cost $40,558)		40,000	34,600
Total Bonds (Cost $73,578,653)			70,134,161
		Shares	Value ($)
Securities Lending Collateral 3.9%
Daily Assets Fund “Capital Shares”, 0.40% (f) (g) (Cost $3,144,569)		3,144,569	3,144,569
Cash Equivalents 10.1%
Central Cash Management Fund, 0.32% (f) (Cost $8,043,553)		8,043,553	8,043,553
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $84,766,775) †		101.4	81,322,283
Other Assets and Liabilities, Net		(1.4)	(1,100,770)
Net Assets		100.0	80,221,513

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
**	These securities are shown at their current rate as of January 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $85,042,542. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $3,720,259. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $542,946 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,263,205.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $2,923,116, which is 3.6% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At January 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

U.S. Treasury Long Bond	USD	3/21/2016	6	966,188	44,430

At January 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

10 Year U.S. Treasury Note	USD	3/21/2016	75	9,718,359	(216,736)
Ultra Long U.S. Treasury Bond	USD	3/21/2016	19	3,157,563	(161,538)
Total unrealized depreciation					(378,274)

At January 31, 2016, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (h)
Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,900,0001	5/5/2016	32,553	—
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,0001	3/15/2016	20,952	—
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,0002	3/15/2016	34,220	(1)
Total Call Options				87,725	(1)
Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,0001	3/15/2016	20,952	(408)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,0002	3/15/2016	7,395	(408)
Pay Fixed - 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	2,600,0001	8/11/2016	49,920	(61,370)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	2,600,0003	7/11/2016	48,880	(94,379)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,900,0001	5/5/2016	32,553	(169,632)
Total Put Options				159,700	(326,197)
Total				247,425	(326,198)

(h)	Unrealized depreciation on written options on interest rate swap contracts at January 31, 2016 was $78,773.

At January 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

2/3/2015 2/3/2045	2,600,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(455,306)	(455,306)
12/4/2015 12/4/2045	2,100,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(166,292)	(166,292)
12/16/2015 9/18/2017	9,300,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(130,048)	(136,876)
12/16/2015 9/16/2020	19,300,000	Fixed — 2.214%	Floating — 3-Month LIBOR	(897,831)	(913,908)
9/16/2015 9/16/2045	3,900,000	Fixed —2.5%	Floating — 3-Month LIBOR	(210,157)	(552,871)
9/16/2015 9/16/2045	2,600,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(440,919)	(379,787)
9/30/2015 9/30/2045	2,100,000	Fixed — 2.88%	Floating — 3-Month LIBOR	(298,235)	(298,235)
1/28/2015 1/28/2045	2,900,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(525,367)	(497,098)
9/16/2015 9/16/2022	24,000,000	Floating — 3-Month LIBOR	Fixed — 2.25%	1,257,731	1,019,606
12/16/2015 9/16/2025	2,300,000	Floating — 3-Month LIBOR	Fixed — 2.64%	186,187	171,747
9/16/2015 9/16/2045	3,900,000	Floating — 3-Month LIBOR	Fixed — 2.75%	432,798	577,121
12/16/2015 9/17/2035	12,700,000	Floating — 3-Month LIBOR	Fixed — 2.938%	1,645,517	1,369,404
12/16/2015 9/18/2045	4,300,000	Floating — 3-Month LIBOR	Fixed — 2.998%	712,875	574,846
9/16/2015 9/16/2045	10,394,000	Floating — 3-Month LIBOR	Fixed — 3.0%	1,762,660	1,194,190
Total net unrealized appreciation				1,506,541

At January 31, 2016, open credit default swap contracts purchased were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Reference Obligation/ Quality Rating (i)		Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	2,103,750	5.0%	Markit CDX North America High Yield Index		(65,782)	(73,840)	8,058
Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)	Currency	Fixed Cash Flows Paid	Underlying Debt/Reference Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/21/2015 12/20/2020	400,000[4]	EUR	1.0%	Commerzbank AG, 3.875%, 3/22/2017, BBB+	3,345	(1,433)	4,778
9/21/2015 12/20/2020	1,470,000[5]	EUR	1.0%	Markit CDX Emerging Markets Index	167,189	169,569	(2,380)
12/20/2015 12/20/2020	1,000,000[5]	EUR	1.0%	Markit iTraxx Europe Senior Financial Index	(5,226)	(11,719)	6,493
12/20/2015 12/20/2020	1,500,000[6]	EUR	1.0%	Markit iTraxx Europe Senior Financial Index	(7,838)	(17,383)	9,545
12/21/2015 12/20/2020	400,000[7]	EUR	1.0%	Santander International Debt SAU, 4.0%, 3/27/2017, A-	10,447	9,017	1,430
12/21/2015 12/20/2020	400,000[5]	EUR	1.0%	Standard Chartered Bank, 0.616%, 9/4/2017, A+	11,210	9,214	1,996
12/21/2015 12/20/2020	400,000[5]	EUR	1.0%	UniCredit SpA, 0.808%, 4/10/2017, BBB-	15,163	7,042	8,121
Total net unrealized appreciation						29,983

At January 31, 2016, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	30,000[7]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	4,385	2,528	1,857

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(j)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

Counterparties:

1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Credit Suisse
5	JPMorgan Chase Securities, Inc.
6	Goldman Sachs & Co.
7	Barclays Bank PLC

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2016 is 0.61%.
As of January 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CNY	5,400,000	USD	820,077	2/25/2016	4,009	Australia & New Zealand Banking Group Ltd.
USD	790,207	MXN	14,600,000	3/22/2016	12,055	BNP Paribas
EUR	1,760,000	USD	1,925,519	4/19/2016	14,893	BNP Paribas
EUR	5,000,000	USD	5,433,740	4/27/2016	4,510	Barclays Bank PLC
Total unrealized appreciation					35,467
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	840,729	CNY	5,400,000	2/25/2016	(24,661)	Australia & New Zealand Banking Group Ltd.
TRY	7,400,000	USD	2,381,335	3/22/2016	(87,388)	Nomura International PLC
ZAR	9,500,000	USD	576,530	5/3/2016	(11,139)	Citigroup, Inc.
MXN	70,833,200	USD	3,854,553	5/3/2016	(26,346)	BNP Paribas
Total unrealized depreciation					(149,534)

Currency Abbreviations

CNY	Chinese Yuan
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Bonds	$—	$70,098,959	$35,202	$70,134,161
Short-Term Investments (k)	11,188,122	—	—	11,188,122
Derivatives (l)
Futures Contracts	44,430	—	—	44,430
Interest Rate Swap Contracts	—	4,906,914	—	4,906,914
Credit Default Swap Contracts	—	42,278	—	42,278
Forward Foreign Currency Exchange Contracts	—	35,467	—	35,467
Total	$11,232,552	$75,083,618	$35,202	$86,351,372
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(378,274)	$—	$—	$(378,274)
Written Options	—	(326,198)	—	(326,198)
Interest Rate Swap Contracts	—	(3,400,373)	—	(3,400,373)
Credit Default Swap Contracts	—	(2,380)	—	(2,380)
Forward Foreign Currency Exchange Contracts	—	(149,534)	—	(149,534)
Total	$(378,274)	$(3,878,485)	$—	$(4,256,759)

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 39,898	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (114,067)	$ —
Interest Rate Contracts	$ (333,844)	$ 1,506,541	$ —	$ (78,773)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Global Bond Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016